SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues from External Customers and Long-Lived Assets
Net revenues	$ 95,860	¥ 625,488	¥ 341,495	¥ 17,431,858
Greater China
Revenues from External Customers and Long-Lived Assets
Net revenues	95,860	625,488	182,107	16,430,205
Other areas
Revenues from External Customers and Long-Lived Assets
Net revenues	$ 0	¥ 0	¥ 159,388	¥ 1,001,653